ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES
ORDINARY SHARES

11.ORDINARY SHARES

The Company was incorporated on November 4, 2016 with an authorized share capital of 388,594,477 ordinary shares at the par value of $0.0005 each. A summary of the Class A and Class B ordinary shares as of December 31, 2024 and 2025, is as follows:

	As of December 31,
	2024	2025
Class A Ordinary Shares
Shares authorized	498,911,230	498,911,230
Par value	$0.0005	$0.0005
Shares issued and outstanding	269,203,783	352,452,783
Class B Ordinary Shares
Shares authorized	81,088,770	81,088,770
Par value	$0.0005	$0.0005
Shares issued and outstanding	81,088,770	81,088,770

The holders of Class A ordinary shares and Class B ordinary shares shall, at all times, vote together as one class on all matters submitted to a vote. The holder of each Class A ordinary share shall have the right to one vote with respect to such Class A ordinary share, and the holder of each Class B ordinary share shall have the right to 10 votes with respect to such Class B ordinary share.

Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. In no event shall Class A ordinary shares be convertible into Class B ordinary shares. With respect to any Class B ordinary share upon (a) the death of the stockholder (or its ultimate controlling beneficial owner that is a natural person or any beneficial owner that is a principal) of such Class B ordinary share; (b) any sale, transfer, assignment, or disposition of such Class B ordinary share by a stockholder (or its affiliate) to any person who is not an affiliate of such stockholder; (c) a change of ultimate beneficial ownership of such Class B ordinary share to any person who is not an affiliate of the registered stockholder of such Class B ordinary share; or (d) termination of employment of any principal who is the ultimate beneficial owner holding such Class B ordinary share with the Group, such Class B ordinary share shall be automatically and immediately converted into one Class A ordinary share.

In November 2024, the Group completed its IPO on the National Association of Securities Dealers Automated Quotation (“Nasdaq”). In the offering, 20,000,000 American Depository Shares (“ADSs”), representing 20,000,000 Class A ordinary shares, were issued and sold to the public at a price of $13.00 per ADS. In addition, the Group issued and sold an additional 1,461,410 ADSs, upon the underwriters’ exercise of their option to purchase additional ADSs, representing 1,461,410 Class A ordinary shares. The Group received total net proceeds of approximately $256.7 million after deducting relevant offering expenses.

Meanwhile, immediately prior to the completion of the IPO, the Group sold and issued 11,672,186 Class A ordinary shares in the CPP to certain investors based on the IPO price of $13.00 per ADS. The Group received a total of approximately $151.7 million of net proceeds after deducting relevant offering expenses.

11.ORDINARY SHARES - continued

In addition, upon the completion of the IPO, all of the 202,699,487 Preferred Shares held by the Group’s preferred shareholders were converted into 225,409,798 Class A ordinary shares with conversion ratio of 1:1 for Series A, Series B, Series B+, Series B2 and Series C, with conversion ratio of 1:1.4439 for Series C+, and with conversion ratio of 1:2.3377 for Series D, which resulted in a decrease of $1,695.3 million in Mezzanine equity and an increase of $0.1 million and an increase of $1,695.2 million recorded in paid- in capital of Class A ordinary shares and additional paid-in capital, respectively.

In November 2025, the Group completed its Dual Primary Listing and issued 48,249,000 Class A ordinary shares at a price of HK$139.0 per share. The Group received total net proceeds of approximately HK $6,509.7 million (equivalent to $829.4 million) from this offering after deducting relevant offering expenses.